Financial Instruments - Carrying Value and Fair Value of Financial Instruments by Class (Parenthetical) (Detail) - USD ($) $ in Thousands	Mar. 31, 2019	Apr. 01, 2018	Mar. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Unbilled revenue	$ 66,752	$ 61,721	$ 61,721
Prepayments and other assets	16,783	26,367	24,847
Other non-current assets	44,239	48,165	42,388
Unamortised debt issuance cost	409		769
Other employee obligations	68,121	64,617	64,617
Other liabilities	10,294	$ 15,739	15,739
Non-financial instruments [member]
Disclosure of detailed information about financial instruments [line items]
Unbilled revenue	1,457
Prepayments and other assets	11,408		20,437
Other non-current assets	34,931		32,145
Unamortised debt issuance cost	409		769
Other employee obligations	16,240		14,892
Other liabilities	$ 13,768		$ 13,566